SCHEDULE OF BALANCES OF ACCOUNTS PAYABLE TO RELATED PARTY (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Total accounts payable to related party	$ 15,306	$ 56,791
Sky Sun Trading Limited [Member]
Related Party Transaction [Line Items]
Total accounts payable to related party	15,306
TioStone Environmental Limited [Member]
Related Party Transaction [Line Items]
Total accounts payable to related party		$ 56,791